UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                             Investment Company Act
                              File number 811-6027

                              KAVILCO INCORPORATED
               (Exact name of registrant as specified in charter)

                        600 UNIVERSITY STREET, SUITE 3010
                         SEATTLE, WASHINGTON 98101-1129
               (Address of principal executive offices) (Zip code)

Registrant's telephone number, including area code: (206) 624-6166

Date of fiscal year end: December 31, 2008

Date of reporting period: July 1, 2007 - June 30, 2008

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ITEM 1. PROXY VOTING RECORD
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BRISTOW GROUP INC.
Ticker:              BRS        Cusip:              110394103
Meeting Date:  AUG 8, 2007      Meeting Type:       Annual
Record Date:   JUN 25, 2007

#   Proposal                    Mgt Rec   Vote     Sponsor
                                          Cast
1   Elect Directors             For       For      Management
2   Approval of an amendment    For       For      Management
    of the company's
    certificate of
    incorporation
    to increase the number of
    authorized shares of
    common stock.
3   Approval of an amendment    For       For      Management
    to the company's
    certificate of
    incorporation to
    eliminate the Series B
    preference shares.
4   Approval of an amendment    For       For      Management
    to adopt the Bristow Group
    Inc. 2007 long term
    incentive plan.
5   Approval and ratification   For       For      Management
    of the selection of KPMG
    LLP as the company's
    independent auditors
    for the fiscal year ending
    March 31, 2008.

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PRIME OBLIGATIONS FUND
Ticker:             POLXX       Cusip:              60934N203
Meeting Date:  MAR 18, 2008     Meeting Type:       Special
Record Date:   JAN 18, 2008

#  Proposal                     Mgt Rec   Vote     Sponsor
                                          Cast
1  Elect Directors              For       For      Management
2  To transact such other       For       For      Management
   business as may properly
   come before the meeting
   or any adjournment thereof.

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PRIME OBLIGATIONS FUND
Ticker:              POLXX      Cusip:              60934N203
Meeting Date:  JUN 2, 2008      Meeting Type:       Special
Record Date:   APR 7, 2008

#  Proposal                     Mgt Rec   Vote     Sponsor
                                          Cast
1  To amend the fund's          For       For      Management
   fundamental investment
   limitation regarding
   concentration of its
   investment

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Pursuant  to  the  requirements  of the Investment  Company  Act  of  1940,  the
registrant duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KAVILCO INCORPORATED

By /s/ Louis A. Thompson

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Louis A. Thompson
Chief Executive Officer/President

Date: August 1, 2008